14. Financial assets and liabilities (Details 10) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other financial assets	$ 1,110,728	$ 1,796,756
Available-for-sale financial assets
Disclosure of financial assets [line items]
Other financial assets	150,020	1,690,725
Available-for-sale financial assets | Mutual funds
Disclosure of financial assets [line items]
Other financial assets	150,020	1,690,725
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Other financial assets	960,708	106,031
Financial assets at fair value through profit or loss | Mutual funds
Disclosure of financial assets [line items]
Other financial assets	556,138	104,177
Financial assets at fair value through profit or loss | Argentina Central Bank bills
Disclosure of financial assets [line items]
Other financial assets	404,570	0
Financial assets at fair value through profit or loss | Corporate bonds
Disclosure of financial assets [line items]
Other financial assets	$ 0	$ 1,854